Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deferred tax liabilities:
Deferred tax liabilities	$ (2,344,514)	$ (70,925)
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	2,344,514	863,034
Less: temporary differences not recognized		(792,109)
Net deferred tax recognized in the statement of financial position	0	0
Interest and Royalty Income Receivable Future Assessable Income
Deferred tax liabilities:
Deferred tax liabilities	(2,344,514)	(70,925)
Recognition of Tax Losses
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	1,508,764
Accrued Expenses and Other Liabilities
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	205,458	303,383
Employee Provisions
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	152,675	128,812
Other Miscellaneous Items
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	$ 477,617	$ 430,839